UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: May 31

Date of reporting period:  February 28, 2014

Item 1. Schedule of Investments.

Bernzott U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of February 28, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 84.6%
	CONSUMER DISCRETIONARY – 17.0%
25,125	Cinemark Holdings, Inc.	$739,178
36,800	Gentex Corp.	1,154,416
5,475	Hasbro, Inc.	302,001
76,900	International Game Technology	1,160,421
8,995	Outerwall, Inc.*	636,216
6,700	PetSmart, Inc.	449,302
		4,441,534
	CONSUMER STAPLES – 3.2%
3,300	Energizer Holdings, Inc.	321,222
7,265	WD-40 Co.	529,691
		850,913
	ENERGY – 4.0%
19,190	Dresser-Rand Group, Inc.*	1,042,593

	HEALTH CARE – 9.3%
20,000	Landauer, Inc.	969,200
14,280	Teleflex, Inc.	1,456,417
		2,425,617
	INDUSTRIALS – 22.1%
22,100	Clean Harbors, Inc.*	1,044,446
6,000	Equifax, Inc.	420,360
25,900	FTI Consulting, Inc.*	756,021
36,125	Hillenbrand, Inc.	1,079,415
10,065	Landstar System, Inc.	580,851
48,600	Mistras Group, Inc.*	1,071,144
31,300	SP Plus Corp.*	821,625
		5,773,862
	MATERIALS – 9.4%
12,400	Compass Minerals International, Inc.	1,058,340
13,800	Innophos Holdings, Inc.	757,896
18,800	Owens-Illinois, Inc.*	637,696
		2,453,932
	TECHNOLOGY – 19.6%
32,105	Broadridge Financial Solutions, Inc.	1,212,285
11,800	MICROS Systems, Inc.*	655,018
31,545	Synopsys, Inc.*	1,274,418
43,100	Total System Services, Inc.	1,312,826
14,500	Verint Systems, Inc.*	678,745
		5,133,292
	TOTAL COMMON STOCKS (Cost $19,578,259)	22,121,743

Bernzott U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS – Continued
As of February 28, 2014 (Unaudited)

Number of Shares		Value

	EXCHANGE-TRADED FUNDS – 2.9%
7,700	iShares Russell 2000 Value ETF	$770,000

	TOTAL EXCHANGE-TRADED FUNDS (Cost $660,380)	770,000

Principal Amount

	SHORT-TERM INVESTMENTS – 12.1%
$3,167,636	UMB Money Market Fiduciary, 0.01%1	3,167,636

	TOTAL SHORT-TERM INVESTMENTS (Cost $3,167,636)	3,167,636

	TOTAL INVESTMENTS – 99.6% (Cost $23,406,275)	26,059,379
	Other Assets in Excess of Liabilities – 0.4%	92,251

	TOTAL NET ASSETS – 100.0%	$26,151,630

ETF – Exchange-Traded Fund

*	Non-income producing security.
1	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Bernzott U.S. Small Cap Value Fund
NOTES TO SCHEDULE OF INVESTMENTS
February 28, 2014 (Unaudited)

Note 1 – Organization
Bernzott U.S. Small Cap Value Fund (the ‘‘Fund’’) is organized as a diversified series of Investment Manager Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide capital appreciation. The Fund will invest primarily in a diversified portfolio of equity securities.  The Fund commenced investment operations on September 11, 2012.

Note 2 – Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets are valued at their fair market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees but action may be taken by any one of the Trustees.

Note 3 – Federal Income Taxes
At February 28, 2014, gross unrealized appreciation and depreciation on investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$23,406,275

Gross unrealized appreciation	$3,118,726
Gross unrealized depreciation	(465,622)

Net unrealized appreciation on investments	$2,653,104

Bernzott U.S. Small Cap Value Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
February 28, 2014 (Unaudited)

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad Levels as described below:

·	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access.

·
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

·
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of February 28, 2014, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks1	$22,121,743	$-	$-	$22,121,743
Exchange-Traded Funds	770,000	-	-	770,000
Short-Term Investments	3,167,636	-	-	3,167,636
Total Investments	$26,059,379	$-	$-	$26,059,379

Bernzott U.S. Small Cap Value Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
February 28, 2014 (Unaudited)

1	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 2 or Level 3 securities at period end.

Transfers are recognized at the end of the reporting period.  There were no transfers at period end.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ JOHN P. ZADER
Title:	John P. Zader, President

Date:	4/24/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/s/ JOHN P. ZADER
(Signature and Title)	John P. Zader, President

Date:	4/24/2014

By:*	/s/ RITA DAM
(Signature and Title)	Rita Dam, Treasurer

Date:	4/24/2014

* Print the name and title of each signing officer under his or her signature.